Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 169,322	$ 187,646	$ 193,024
Additions based on tax positions related to the current year	23,154	19,530	20,329
Additions for tax positions of prior years	23,292	27,558	6,743
Reduction for tax positions of prior years	(15,214)	(2,578)	(10,548)
Settlements with tax authorities	(29,400)	(37,672)	(3,880)
Lapse of statute of limitations	(2,968)	(25,162)	(18,022)
Unrecognized tax benefits, Ending balance	$ 168,186	$ 169,322	$ 187,646